Other Current Financial Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Other Current Financial Assets [Abstract]
OTHER CURRENT FINANCIAL ASSETS	11. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2020	2019
Security deposits	$448	$210
Other current financial assets	$448	$210